ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Communications - 1.0%
Cable & Satellite - 1.0%
Altice USA, Inc. - Class A (a)	9,000	$ 16,560
Comcast Corporation - Class A	600	23,742
		40,302
Consumer Discretionary - 6.3%
E-Commerce Discretionary - 6.3%
Alibaba Group Holding Ltd. - ADR	1,500	125,010
Coupang, Inc. (a)	5,500	121,825
		246,835
Consumer Staples - 3.5%
Retail - Consumer Staples - 0.9%
Walgreens Boots Alliance, Inc.	3,800	35,150

Wholesale - Consumer Staples - 2.6%
Sysco Corporation	1,300	101,361

Financials - 42.0%
Banking - 6.2%
Citigroup, Inc.	2,200	137,808
Citizens Financial Group, Inc.	2,500	107,625
		245,433
Broker-Dealers - 7.8%
Charles Schwab Corporation (The)	2,700	175,770
XP, Inc. - Class A	7,015	129,146
		304,916
Insurance - 28.0%
Aflac, Inc.	2,700	297,972
Equitable Holdings, Inc.	5,200	221,104
Jackson Financial, Inc. - Class A	6,500	584,805
		1,103,881
Health Care - 13.0%
Biotech & Pharma - 4.8%
Bayer AG - ADR	5,250	40,530
Viatris, Inc.	12,435	150,215
		190,745

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Health Care Facilities & Services - 5.5%
Cigna Group (The)	600	$ 217,086

Medical Equipment & Devices - 2.7%
Medtronic plc	1,200	106,296

Materials - 7.6%
Containers & Packaging - 5.8%
Berry Global Group, Inc.	2,100	144,606
O-I Glass, Inc. (a)	6,700	85,023
		229,629
Metals & Mining - 1.8%
Barrick Gold Corporation	3,500	70,665

Technology - 10.1%
Technology & Electronics - 1.9%
Corning, Inc.	1,800	75,330

Technology Services - 8.2%
Nuvei Corporation	9,700	322,622

Utilities - 5.0%
Electric Utilities - 5.0%
PG&E Corporation	10,000	197,000

Total Common Stocks (Cost $2,430,360)		$ 3,487,251

PREFERRED STOCKS - 3.0%	Shares	Value
Financials - 3.0%
Banking - 3.0%
Itau Unibanco Holding S.A. - ADR (Cost $87,847)	18,300	$ 119,316

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.8%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 0.8%
Altice USA, Inc. - Class A, 01/17/25	$ 2 .00	25	$ 4,600	$ 1,225
Coupang, Inc., 01/17/25	15 .00	20	44,300	15,980
Itau Unibanco Holding S.A., 03/21/25	6 .00	10	6,520	875
Viatris, Inc., 01/17/25	12 .00	100	120,800	9,200
Walgreens Boots Alliance, Inc., 01/17/25	22 .50	30	27,750	150
Walgreens Boots Alliance, Inc., 01/17/25	25 .00	10	9,250	30
XP, Inc. - Class A, 01/17/25	20 .00	10	18,410	2,290
XP, Inc. - Class A, 02/21/25	17 .00	5	9,205	1,735
Total Purchased Option Contracts (Cost $35,386)			$ 240,835	$ 31,485

MONEY MARKET FUNDS - 7.0%			Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.90% (b)(c) (Cost $276,207)			276,207	$ 276,207

Investments at Value - 99.3% (Cost $2,829,800)				$ 3,914,259

Other Assets in Excess of Liabilities - 0.7%				28,419

Net Assets - 100.0%				$ 3,942,678

(a) Non-income producing security. (b) The rate shown is the 7-day effective yield as of August 31, 2024. (c) A portion of this security is held in a segregated account. * Each option contract has a multiplier of 100 shares. ADR - American Depository Receipt AG - Aktiengesellschaft plc - Public Limited Company S.A. - Société anonyme The average monthly notional amount of purchased call option contracts for the three months ended August 31, 2024 was $231,472.